Employee Benefits - Summary of Cash Contributions and Payments made by Bank to Principal Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Contributions	[1]	$ 308	$ 282
SPP [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		69	15
All other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		47	103
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		62	64
Defined contribution pension and other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		184	159
DC pension contributions funded from pension plan surplus [Member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions		$ (54)	$ (59)

[1]	Based on preliminary estimates, the Bank expects to make contributions of $137 to the SPP (excluding the DC provision), $63 to all other defined benefit pension plans, $67 to other benefit plans and $194 to all defined contribution plans for the year ending October 31, 2025.